Discontinued Operations - Schedule of Fair Value of Consideration Received and Receivable (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Fair Value of Consideration Received and Receivable [Abstract]
Upfront Cash Consideration paid at signing	$ 750,000
Incremental Cash Consideration	1,311,567
IPO Share Consideration	1,463,517
2022 MSSP Consideration	312,987
Physician Advance Consideration	199,645
Stub Period Reimbursement	31,381
Total fair value of contingent consideration receivable	3,319,097
Total fair value of consideration received and receivable	$ 4,069,097